SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets and liabilities measured at fair value
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) (three months ended March 31, 2023)

Financial liabilities:
Derivative liability - Series C Preferred Stock	$-	$-	$9,757,927	$(2,165,183)
	$-	$-	$9,757,927	$(2,165,183)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) (three months ended March 31, 2022)

Financial liabilities:
Derivative liability - Series C preferred Stock	$-	$-	$7,592,744	$(65,010,723)
	$-	$-	$7,592,744	$(65,010,723)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total Gains (Losses)

Financial liabilities:
Derivative liability- Series C Preferred Stock	$		$		$7,592,744	$(89,523,091)
		$-		$-	$7,592,744	$(89,523,091)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total Gains (Losses)

Financial liabilities:
Derivative liability - Series C preferred Stock	$		$		$93,108,568	$(152,831,568)
		$-		$-	$93,108,568	$(152,831,568)